UNITED STATES
						     SECURITIES AND EXCHANGE COMMISSION
							   Washington, D.C.  20549

								  Form 13F

							     FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number: 3
 This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Mercator Asset Management, LP
Address: 5200 Town Center Circle, Suite 550
	 Boca Raton, FL  33486

Form 13F File Number: 28-10630

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Victoria E. Joh
Title:	Vice President & Chief Compliance Officer
Phone:	561-361-1079

Signature, Place, and Date of Signing:

Victoria E. Joh			Boca Raton, FL			4/12/07

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

							    FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total (x$1000): $228899

List of Other Included Managers:

        FORM 13F INFORMATION TABLE

NAME OF               TITLE OF    CUSIP       VALUE    SHARES/   SH/   PUT/    INVSTMT OTHER         VOTING AUTHORITY
ISSUER                   CLASS              (X$1000)   PRN AMT   PRN   CALL    DSCRETN MANAGERS  SOLE     SHARED      NONE

Taiwan Semiconductor ADR   COM   2113382     228899   21292900   SH            SOLE           17690500             3602400